Leases - Schedule of Group's Lease Arrangements (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Presentation of leases for lessee [abstract]
Total depreciation expense from right-of-use assets	$ (7,610)	$ (6,573)
Interest on lease liabilities (see Note 10)	(5,059)	(4,062)
Foreign currency difference on lease liability	780	(17,773)
Gain/(loss) from extinguishment of lease agreement	(304)	765
Total amount recognized in profit and loss	$ (12,193)	$ (27,643)